STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Total		Ordinary shares [Member]		Additional paid-in capital [Member]	Amount of liability extinguished on account of shares [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ (7,871)		$ 113		$ 41,360		$ (49,344)
Balance (in shares) at Dec. 31, 2010			1,713,134
Exercise of options and warrants		[1]		[1]
Exercise of options and warrants (in shares)			2,355
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1c, 12e and 13d)	1,241		79		343	819
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1c 12e and 13d) (in shares)			1,116,338
Stock- based compensation	10				10
Net income	1,019						1,019
Balance at Dec. 31, 2011	(5,601)		192		41,713	819	(48,325)
Balance (in shares) at Dec. 31, 2011			2,831,827
Exercise of options and warrants			5		(5)
Exercise of options and warrants (in shares)			80,499
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1c, 12e and 13d)	1,495		377		1,810	(692)
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1c 12e and 13d) (in shares)			5,739,377
Stock- based compensation
Net income	4,817						4,817
Balance at Dec. 31, 2012	711		574		43,518	127	(43,508)
Balance (in shares) at Dec. 31, 2012			8,651,703
Exercise of options and warrants	140		11		129
Exercise of options and warrants (in shares)			155,141
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1c, 12e and 13d)			72		55	(127)
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1c 12e and 13d) (in shares)			1,027,300
Issuance of share capital, net of issuance costs	12,043		247		11,796
Issuance of share capital, net of issuance costs (in shares)	3,450,000		3,450,000
Stock- based compensation	32				32
Net income	6,466						6,466
Balance at Dec. 31, 2013	$ 19,392		$ 904		$ 55,530		$ (37,042)
Balance (in shares) at Dec. 31, 2013			13,284,144

[1]	Less than $1.